UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04854

--------

The Oberweis Funds
------------------------

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Address of principal executive offices) (Zip code)

James W. Oberweis

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Oberweis Micro-Cap Fund

Schedule of Investments

September 30, 2018 (unaudited)

		Shares	Value
Equities	96.9%
Aerospace	0.7%
Ducommun, Inc.*		19,000	$775,960

Air Transport	4.5%
Atlas Air Worldwide Hldgs., Inc.*		16,700	1,064,625
Mesa Air Group, Inc.*		156,800	2,173,248
SkyWest, Inc.		25,400	1,496,060
			4,733,933
Alternative Energy	0.8%
Ameresco, Inc.*		63,608	868,249

Banks - Diversified	2.0%
CenterState Bank Corp.		30,300	849,915
Enterprise Financial Services Corp.		15,300	811,665
Pacific Premier Bancorp, Inc.*		13,200	491,040
			2,152,620

Beverage - Brewers & Distillers	0.5%
Craft Brew Alliance, Inc.*		30,000	490,500

Biotechnology	2.8%
Arena Pharmaceuticals, Inc.*		9,100	418,782
Champions Oncology, Inc.*		2,733	47,746
Veracyte, Inc.*		87,500	835,625
Vericel Corp.*		94,900	1,342,835
Xencor, Inc.*		8,100	315,657
			2,960,645

Building Materials	3.4%
Continental Building Products, Inc.*		29,000	1,088,950
Patrick Industries, Inc.*		20,725	1,226,920
PGT Innovations, Inc.*		58,000	1,252,800
			3,568,670

Casinos & Gambling	1.4%
Eldorado Resorts, Inc.*		30,600	1,487,160

Chemicals - Diversified	1.1%
Rayonier Advanced Materials, Inc.		65,900	1,214,537

Commercial Vehicles & Parts	0.9%
Spartan Motors, Inc.		68,100	1,004,475

Communications Technology	3.9%
Comtech Telecommunications Corp.		61,100	2,216,097
Quantenna Communications, Inc.*		104,800	1,933,560
			4,149,657

Computer Services Software & Systems	9.9%
Asure Software, Inc.*		74,400	924,048
Blucora, Inc.*		38,200	1,537,550
Carbonite, Inc.*		45,700	1,629,205
Datawatch Corp.*		141,948	1,653,694
Limelight Networks, Inc.*		303,800	1,525,076
MobileIron, Inc.*		260,900	1,382,770
OneSpan Inc.*		60,400	1,150,620
Upland Software, Inc*		22,500	726,975
			10,529,938

Construction	1.0%
Sterling Construction Co. Inc.*		77,000	1,102,640

Consumer Lending	2.6%
Curo Group Hldgs. Corp.*		67,100	2,028,433
Enova International, Inc.*		23,510	677,088
			2,705,521
Consumer Services - Miscellaneous	1.8%
Care.com, Inc.*		86,000	1,901,460

Diversified Manufacturing Operations	3.7%
Bandwidth, Inc.*		34,500	1,848,165
Harsco Corp.*		71,900	2,052,745
			3,900,910

Diversified Materials & Processing	0.8%
Synalloy Corp.*		35,000	799,750

Education Services	5.2%
Bridgepoint Education, Inc.*		190,000	1,930,400
Career Education Corp.*		137,359	2,050,770
Rosetta Stone, Inc.*		74,500	1,481,805
			5,462,975

Healthcare Services	3.4%
LHC Group, Inc.*		19,960	2,055,680
NextGen Healthcare, Inc.*		74,800	1,501,984
			3,557,664

Homebuilding	0.6%
Century Communities, Inc.*		23,800	624,750

Household Equipment & Products	0.8%
Libbey, Inc.*		91,087	797,011

Luxury Items	1.6%
Movado Group, Inc.		41,100	1,722,090

Machinery - Industrial	2.2%
Columbus McKinnon Corp.		24,800	980,592
Manitex International, Inc.*		28,500	300,105
Twin Disc, Inc.*		46,500	1,071,360
			2,352,057

Machinery - Specialty	0.9%
Hurco Cos., Inc.		22,000	992,200

Manufactured Housing	2.7%
Skyline Corp.		100,703	2,877,085

Medical & Dental Instruments & Supplies	4.4%
Atricure, Inc.*		57,600	2,017,728
CryoLife, Inc.*		22,744	800,589
Staar Surgical Co.*		38,400	1,843,200
			4,661,517

Medical Equipment	5.4%
CareDx, Inc.*		52,300	1,508,855
Intricon Corp.*		11,241	631,744
Tactile Systems Technology, Inc.*		24,100	1,712,305
Tandem Diabetes Care, Inc.*		42,600	1,824,984
			5,677,888

Metal Fabricating	2.1%
DMC Global, Inc.		54,200	2,211,360

Oil Well Equipment & Services	1.4%
Solaris Oilfield Infrastracture, Inc.*		78,000	1,473,420

Paints & Coatings	1.3%
Ferro Corp.*		59,500	1,381,590

Power Transmission Equipment	2.3%
Powell Industries, Inc.		20,500	743,330
Vicor Corp.*		36,130	1,661,980
			2,405,310

Recreational Vehicles & Boats	5.3%
Malibu Boats, Inc.*		52,778	2,888,012
MCBC Hldgs., Inc.*		56,100	2,012,868
Winnebago Industries, Inc.		23,000	762,450
			5,663,330

Scientific Instruments - Control & Filter	2.0%
Control4 Corp.*		63,200	2,169,656

Scientific Instruments - Electrical	1.2%
Allied Motion Technologies, Inc.		24,000	1,306,320

Scientific Instruments - Gauges & Meters	1.1%
Vishay Precision Group, Inc.*		31,700	1,185,580

Scientific Instruments - Pollution Control	0.7%
Heritage-Crystal Clean, Inc.*		32,801	700,301

Semiconductors & Components	2.9%
Camtek Ltd.		100,800	863,856
Lattice Semiconductor Corp.*		147,000	1,176,000
Pixelworks, Inc.*		227,600	1,026,476
			3,066,332

Specialty Retail	3.2%
Citi Trends, Inc.		39,300	1,130,662
Regis Corp.*		52,600	1,074,618
Stein Mart, Inc.*		500,000	1,175,000
			3,380,280

Steel	0.9%
Universal Stainless & Alloy Products, Inc.*		38,000	969,380

Telecommunications Equipment	2.5%
Knowles Corp.*		67,000	1,113,540
Vocera Communications, Inc.*		43,314	1,584,426
			2,697,966

Tobacco	1.0%
Pyxus International, Inc.*		44,700	1,028,100

Total Equities
(Cost: $81,883,025)			$102,710,787

Total Investments	96.9%
(Cost: $81,883,025)			$102,710,787

Other Assets Less Liabilities	3.1%		3,314,166

Net Assets - 100% (Equivalent to $29.37 per Investor Class Share based on 3,085,532 Investor Class Shares outstanding and $29.45 per Institutional Class Share based on 522,951 Institutional Class Shares outstanding)			$106,024,953

Cost of investments is $81,949,136 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$23,279,028
Gross unrealized depreciation			(2,517,377)
Net unrealized appreciation			$20,761,651

* Non-income producing security during the period ended September 30, 2018

Oberweis Small-Cap Opportunities Fund

Schedule of Investments

September 30, 2018 (unaudited)

		Shares	Value
Equities	96.3%

Advertising Agencies	0.5%
The Trade Desk, Inc.*		400	$60,364

Air Transport	4.0%
Mesa Air Group, Inc.*		16,600	230,076
SkyWest, Inc.		5,100	300,390
			530,466

Back Office Support	2.0%
ASGN, Inc.*		600	47,358
Insperity, Inc.		900	106,155
Trinet Group, Inc.*		2,000	112,640
			266,153
Banks - Diversified	3.2%
Centerstate Bank Corp.		3,300	92,565
Enterprise Financial Services Corp.		2,300	122,015
First Merchants Corp.		1,600	71,984
Peoples Bancorp, Inc.		4,200	147,126
			433,690

Biotechnology	1.2%
Fibrogen, Inc.*		800	48,600
Ligand Pharmaceuticals, Inc.*		400	109,796
			158,396

Building Materials	4.0%
Patrick Industries, Inc.*		2,100	124,320
PGT Innovations, Inc.*		7,300	157,680
Trex Co., Inc.*		3,200	246,336
			528,336

Chemicals-Diversified	2.1%
Cabot Corp.		2,400	150,528
Ingevity Corp.*		1,300	132,444
			282,972

Commercial Services - Rental & Leasing	1.0%
GATX Corp.		1,600	138,544

Communications Technology	2.7%
Comtech Telecommunications Corp.		5,000	181,350
Finisar Corp.*		9,500	180,975
			362,325

Computer Services Software & Systems	7.7%
Apptio, Inc.*		4,500	166,320
Asure Software, Inc.*		10,000	124,200
Blucora, Inc.*		3,300	132,825
Carbonite, Inc.*		7,700	274,505
Cornerstone OnDemand, Inc.*		2,400	136,200
CyberArk Software Ltd.*		1,300	103,792
Yelp, Inc.*		1,800	88,560
			1,026,402

Consumer Lending	1.3%
Enova International, Inc.*		5,900	169,920

Consumer Services - Miscellaneous	1.7%
Care.com, Inc.*		10,300	227,733

Diversified Manufacturing Operations	5.1%
Bandwidth, Inc.*		4,400	235,708
Federal Signal Corp.		5,900	158,002
Harsco Corp.*		6,200	177,010
ITT, Inc.		1,900	116,394
			687,114

Diversified Retail	1.7%
Etsy, Inc.*		1,900	97,622
Ollie's Bargain Outlet Hldgs., Inc.*		1,400	134,540
			232,162

Education Services	1.1%
Career Education Corp.*		9,403	140,387

Financial Data & Systems	3.2%
Cardtronics PLC*		4,900	155,036
Green Dot Corp.*		3,100	275,342
			430,378
Healthcare Services	6.6%
Amedisys, Inc.*		2,200	274,912
BioTelemetry, Inc.*		4,500	290,025
LHC Group, Inc.*		3,100	319,269
			884,206
Healthcare - Miscellaneous	0.8%
Medpace Hldgs., Inc.*		1,800	107,838

Hotel/Motel	1.1%
The Marcus Corp.		3,400	142,970

Insurance - Multi-Line	0.8%
National General Hldgs. Corp.		3,800	101,992

Luxury Items	1.3%
Movado Group, Inc.		4,300	180,170

Machinery - Industrial	2.2%
Columbus McKinnon Corp.		3,100	122,574
Kennametal, Inc.		3,900	169,884
			292,458

Manufactured Housing	4.2%
Cavco Industries, Inc.*		1,040	263,120
Skyline Champion Corp.*		10,500	299,985
			563,105

Medical & Dental Instruments & Supplies	7.5%
Atricure, Inc.*		8,300	290,749
CryoLife, Inc.*		2,800	98,560
ICU Medical, Inc.*		650	183,788
Merit Medical Systems, Inc.*		1,100	67,595
Staar Surgical Co.*		5,000	240,000
Wright Medical Group N.V.*		4,800	139,296
			1,019,988

Medical Equipment	7.0%
Haemonetics Corp.*		1,300	148,954
Inogen, Inc.*		700	170,884
iRhythm Technologies, Inc.*		1,900	179,854
Tactile Systems Technology, Inc.*		2,900	206,045
Tandem Diabetes Care, Inc.*		5,300	227,052
			932,789

Metal Fabricating	1.7%
DMC Global, Inc.		5,501	224,441

Oil Crude Producer	0.4%
Callon Petroleum Co.*		5,000	59,950

Pharmaceuticals	1.1%
Innoviva, Inc.*		2,500	38,100
Pacira Pharmaceuticals, Inc.*		2,100	103,215
			141,315

Recreational Vehicles & Boats	1.8%
Malibu Boats, Inc.*		4,500	246,240

Restaurants	1.4%
Dave & Buster's Entertainment, Inc.		2,800	185,416

Scientific Instruments - Control & Filter	2.0%
Control4 Corp.*		7,900	271,207

Scientific Instruments - Pollution Control	1.3%
Clean Harbors, Inc.*		2,500	178,950

Semiconductors & Components	3.7%
Diodes, Inc.*		5,700	189,753
Mellanox Technologies Ltd.*		900	66,105
Monolithic Power Systems, Inc.		1,100	138,083
Silicon Laboratories, Inc.*		1,100	100,980
			494,921

Specialty Retail	1.9%
American Eagle Outfitters, Inc.*		1,600	39,727
Burlington Stores, Inc.*		500	81,460
The Children's Place, Inc.		1,000	127,800
			248,987

Steel	0.8%
Allegheny Technologies, Inc.*		3,400	100,470

Textiles Apparel & Shoes	2.8%
Deckers Outdoor Corp.*		1,600	189,728
Wolverine World Wide, Inc.		4,700	183,535
			373,263

Telecommunications Equipment	1.3%
Knowles Corp.*		10,100	167,862

Truckers	0.8%
Saia, Inc.*		1,400	107,030

Utilities - Telecommunications	1.3%
Vonage Hldgs. Corp.*		12,000	169,920

Total Equities
(Cost: $10,239,106)			$12,870,830

Total Investments	96.3%
(Cost: $10,239,106)			$12,870,830

Other Assets Less Liabilities	3.7%		495,504

Net Assets - 100% (Equivalent To $19.36 per Investor Class Share based on 382,367 Investor Class Shares outstanding and $19.44 per Institutional Class Share based on 306,705 Institutional Class Shares outstanding)			$13,366,334

Cost of investments is $10,245,648 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$2,795,003
Gross unrealized depreciation			(169,821)
Net unrealized appreciation			$2,625,182

* Non-income producing security during the period ended September 30, 2018

Oberweis Small-Cap Value Fund

Schedule of Investments

September 30, 2018 (unaudited)

		Shares	Value
Equities	87.4%

Aerospace	2.3%
Triumph Group, Inc.		37,520	$874,216

Air Transport	2.2%
Bristow Group, Inc.*		22,630	274,502
Hawaiian Hldgs., Inc.		8,600	344,860
Spirit Airlines, Inc.*		4,700	220,759
			840,121

Aluminum	0.5%
Kaiser Aluminum Corp.		1,780	194,127

Asset Management & Custodian	0.5%
Legg Mason, Inc.		5,972	186,506

Auto Parts	1.9%
Dana, Inc.		16,300	304,321
Tenneco, Inc.*		2,600	109,564
Tower International, Inc.		10,290	311,273
			725,158
Back Office Support	1.1%
FTI Consulting, Inc.*		3,000	219,570
Korn/Ferry International		3,960	194,990
			414,560

Banks - Diversified	13.6%
Associated Banc-Corp		30,140	783,640
Boston Private Financial Hldgs., Inc.		36,800	502,320
Central Pacific Financial Corp.		25,480	673,436
First Commonwealth Financial Corp.		25,000	403,500
Hancock Whitney Corp.		8,575	407,741
Old National Bancorp		51,100	986,230
Simmons First National Corp.		25,968	764,758
State Bank Financial Corp.		18,800	567,384
			5,089,009

Banks-Savings/Thrifts & Mortgage Lend	1.6%
Oritani Financial Corp.		38,600	600,230

Biotechnology	0.4%
Myriad Genetics, Inc.*		3,530	162,380

Building Materials	0.5%
NCI Building Systems, Inc.*		11,600	175,740

Commercial Finance & Mortgage	0.6%
Walker & Dunlop, Inc.		4,166	220,298

Commercial Vehicles & Parts	2.5%
Oshkosh Corp.		5,510	392,532
Rev Group, Inc.		23,291	365,669
Wabash National Corp.		10,700	195,061
			953,262

Communications Technology	0.7%
Netgear, Inc.*		4,100	257,685

Computer Services Software & Systems	5.7%
Caci International, Inc.*		2,100	386,715
Tivo Corp.		81,661	1,016,679
Verint Systems, Inc.*		14,780	740,478
			2,143,872

Computer Technology	1.2%
Synaptics, Inc.*		9,700	442,514

Consumer Services Miscellaneous	0.5%
Cars.com, Inc.*		7,100	196,031

Containers & Packaging	0.6%
Bemis Co., Inc.		4,430	215,298

Diversified Financial Services	0.7%
Stifel Financial Corp.		5,350	274,241

Diversified Manufacturing Operations	0.7%
Federal Signal Corp.		10,280	275,298

Diversified Retail	0.4%
Big Lots, Inc.		4,000	167,160

Drug & Grocery Store Chains	1.2%
Spartannash Co.		16,123	323,427
Weis Markets, Inc.		2,760	119,784
			443,211
Electronic Components	0.5%
Methode Electronics, Inc.		5,116	185,199

Engineering & Contracting Services	2.9%
Mas tec, Inc.*		12,900	575,985
Tetra Tech, Inc.		7,680	524,544
			1,100,529
Entertainment	1.3%
AMC Entertainment Hldgs., Inc.		23,400	479,700

Financial Data & Systems	2.0%
Corelogic, Inc.*		7,800	385,398
Morningstar, Inc.		2,945	370,776
			756,174

Foods	0.6%
B&G Foods, Inc.		8,600	236,070

Glass	0.5%
Apogee Enterprises, Inc.		4,600	190,072

Healthcare Services	1.9%
Ensign Group, Inc.		14,140	536,189
MEDNAX, Inc.*		4,000	186,640
			722,829

Insurance- Life	1.4%
CNO Financial Group, Inc.		24,130	512,039

Insurance- Property-Casualty	4.0%
Heritage Insurance Hldgs., Inc.		24,193	358,540
Proassurance Corp.		13,668	641,713
Radian Group, Inc.		24,300	502,281
			1,502,534

Machinery - Agricultural	0.9%
Agco Corp.		5,450	331,306

Machinery - Construction & Handling	1.2%
Terex Corp.		11,208	447,311

Medical Equipment	1.3%
Bruker Corp.		15,060	503,757

Metal Fabricating	2.3%
Timken Co.		11,000	548,350
Worthington Industries, Inc.		7,400	320,864
			869,214
Metals & Minerals-Diversified	0.3%
U.S. Silica Hldgs. Inc.*		5,456	102,736

Oil Crude Producer	2.1%
CNX Resources Corp.*		30,767	440,276
Gulfport Energy Corp.*		33,400	347,694
			787,970

Oil Well Equipment & Services	2.9%
Oil States International, Inc.*		13,145	436,414
Superior Energy Services, Inc.*		68,155	663,830
			1,100,244

Restaurants	1.2%
Cheesecake Factory, Inc.		8,760	469,010

Semiconductors & Components	1.3%
Vishay Intertechnology, Inc.		23,200	472,120

Shipping	1.9%
Matson, Inc.		18,280	724,619

Specialty Retail	4.9%
Express, Inc.*		23,160	256,150
Murphy USA, Inc.*		4,210	359,787
Penske Automotive Group, Inc.		3,690	174,869
Williams-Sonoma, Inc.		15,820	1,039,690
			1,830,496
Steel	1.7%
Carpenter Technology Corp.		10,550	621,923

Technology - Miscellaneous	1.5%
Benchmark Electronics, Inc.		12,800	299,520
Plexus Corp.*		4,300	251,593
			551,113
Textiles Apparel & Shoes	2.0%
Wolverine World Wide, Inc.		19,350	755,618

Textile Products	0.9%
Unifi, Inc.*		11,180	316,729

Utilities - Electrial	2.2%
Portland General Electric Co.		18,300	834,663

Utilities - Gas Distributors	3.3%
New Jersey Resources Corp.		13,100	603,910
Southwest Gas Hldgs., Inc.		7,350	580,870
			1,184,780

Utilities - Water	1.0%
American States Water Co.		6,250	382,125

Total Equities
(Cost: $29,947,863)			$32,821,797

Real Estate Investment Trusts	12.4%
Health Care	2.2%
National Health Investors, Inc.		3,065	231,683
Physicians Realty Trust		34,981	589,780
			821,463

Lodging & Resort	5.9%
Hersha Hospitality Trust		42,905	972,656
Ryman Hospitality Properties, Inc.		9,005	775,961
Xenia Hotels & Resorts Inc.		19,000	450,300
			2,198,917

Office	0.9%
Cousins Properties, Inc.		36,465	324,174

Other Specialty	0.7%
The Geo Group, Inc.		10,500	264,180

Residential	0.6%
Dynex Capital, Inc.		33,345	212,741

Retail	1.0%
Tanger Factory Outlet Centers, Inc.		16,800	384,384

Storage	1.1%
Life Storage, Inc.		4,315	410,615

Total Real Estate Investment Trusts			$4,616,474
(Cost: $4,033,685)

Total Investments	99.8%		$37,438,271
(Cost: $33,981,548)

Other Assets Less Liabilities	0.2%		93,399

Net Assets - 100% (Equivalent to $21.94 per Investor Class Share based on 7,291 Investor Class Shares outstanding and $21.96 per Institutional Class Share based on 1,701,943 Institutional Class Shares outstanding)			$37,531,670

Cost of Investments is $34,363,282 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$5,358,673
Gross unrealized depreciation			(2,283,684)
Net unrealized appreciation			$3,074,989

* Non-income producing security during the period ended September 30, 2018

Oberweis Global Opportunities Fund

Schedule Of Investments

September 30, 2018 (unaudited)

		Shares	Value
Equities	100.4%
Australia	1.4%
Afterpay Touch Group Ltd.*		55,300	$717,533

Canada	1.2%
Air Canada*		30,000	641,016

China	10.9%
58.com, Inc.*		7,600	559,360
Baozun, Inc.*		18,100	879,298
China Oriental Group Co. Ltd.		660,000	532,829
China Traditional Chinese Medicine Hldgs. Co. Ltd.		730,000	496,091
Chinasoft International Ltd.*		730,000	486,766
Geely Automobile Hldgs. Ltd.		357,000	711,410
Health & Happiness International Hldgs. Ltd.*		100,000	600,378
Sunny Optical Technology Group Co. Ltd.		51,800	597,509
Yichang HEC ChangJiang Pharmaceutical Co. Ltd.		180,800	751,755
			5,615,396

Denmark	2.2%
Rockwool International A/S*		1,346	576,297
SimCorp A/S*		6,500	562,674
			1,138,971
France	2.6%
Edenred*		13,500	514,577
Teleperformance SE*		4,500	849,007
			1,363,584
Germany	2.7%
Puma SE*		1,300	641,472
S&T AG		26,000	761,314
			1,402,786

Hong Kong	3.9%
China Overseas Property Hldgs. Ltd.		1,565,000	449,805
Nissin Foods Co. Ltd.		1,109,000	518,489
United Laboratories International Hldgs. Ltd.		1,176,000	1,042,543
			2,010,837
Israel	1.6%
Mellanox Technologies Ltd.*		11,100	815,295

Japan	8.1%
Fancl Corp.		11,000	540,222
Net One Systems Co. Ltd.		28,000	672,276
Open House Co. Ltd.		20,800	1,025,172
Outsourcing, Inc.		40,000	586,869
UT Group Co. Ltd.*		38,000	1,356,187
			4,180,726
Netherlands
AMG Advanced Metallurgical Group N.V.	0.9%	9,600	445,169

Norway	3.8%
Petroleum Geo-Services ASA*		140,000	629,749
Subsea 7 SA*		36,400	538,477
TGS-NOPEC Geophysical Co. ASA		19,500	794,730
			1,962,956

South Korea	1.3%
Douzone Bizon Co. Ltd.*		12,000	660,987

Sweden	6.1%
Beijer Ref AB*		25,600	537,613
Betsson AB*		64,100	493,909
Dometic Group AB		50,000	438,542
Evolution Gaming Group AB		8,200	584,502
Fortnox AB		86,350	757,848
Lifco AB		7,600	340,775
			3,153,189

Switzerland	2.0%
ams AG*		7,600	424,838
Logitech International S.A.		13,200	589,925
			1,014,763
United Kingdom	2.4%
Fevertree Drinks PLC		15,000	705,422
Nomad Foods Ltd.*		25,830	523,316
			1,228,738

United States Of America	49.3%
Apptio, Inc.*		20,600	761,376
Benchmark Electronics, Inc.		20,000	468,000
Bio Telemetry, Inc.*		20,100	1,295,445
Blucora, Inc.*		16,900	680,225
Burlington Stores, Inc.*		3,200	521,344
Carbonite, Inc.*		21,200	755,780
Care.com, Inc.*		39,300	868,923
Career Education Corp.*		31,100	464,323
Control4 Corp.*		40,400	1,386,932
Curo Group Hldgs. Corp.*		46,800	1,414,764
Datawatch Corp.*		30,000	349,500
Diamondback Energy, Inc.		8,000	1,081,520
DMC Global, Inc.		57,700	2,354,160
Enova International, Inc.*		13,600	391,680
Green Dot Corp.*		8,400	746,088
Gulfport Energy Corp.*		50,000	520,500
Haemonetics Corp.*		4,700	538,526
Lhc Group, Inc.*		8,000	823,920
Ligand Pharmaceuticals, Inc.*		5,700	1,564,593
Limelight Networks, Inc.*		111,000	557,220
Malibu Boats, Inc.*		13,100	716,832
MobileIron, Inc.*		118,800	629,640
Monolithic Power Systems, Inc.		5,900	740,627
Skyline Champion Corp.*		27,800	794,246
SkyWest, Inc.		9,100	535,990
Synaptics, Inc.*		12,000	547,440
Tandem Diabetes Care, Inc.*		28,200	1,208,088
Terex Corp.		13,400	534,794
Trex Co., Inc.*		10,200	785,196
Triumph Group, Inc.		25,000	582,500
Vicor Corp.*		21,300	979,800
			25,599,972

Total Equities
(Cost: $47,749,887)			$51,951,918

Total Investments	100.4%
(Cost: $47,749,887)			$51,951,918

Other Liabilities Less Assets	(0.4%)		(228,832)

Net Assets - 100% (Equivalent to $27.84 per Investor Class Share based on 1,454,380 Investor Class Shares outstanding and $27.94 per Institutional Class Share based on 401,917 Institutional Class Shares outstanding)			$51,723,086

Cost of investments is $47,889,102 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$6,795,693
Gross unrealized depreciation			(2,732,877)
Net unrealized appreciation			$4,062,816

* Non-income producing security during the period ended September 30, 2018

ADS - American Depositary Share

Sector Allocations (As A Percentage Of Net Assets)

Consumer Discretionary	12.1%
Consumer Staples	5.6%
Energy	6.9%
Financials	6.2%
Health Care	14.9%
Industrials	21.6%
Information Technology	25.6%
Materials	1.9%
Real Estate	2.8%
Communication Services	2.8%

Oberweis China Opportunities Fund

Schedule of Investments

September 30, 2018 (unaudited)

		Shares	Value
Equities	86.7%
Automobiles	0.3%
Geely Automobile Hldgs. Ltd.		150,000	$298,912

Beverages	4.1%
China Resources Beer Hldgs. Co. Ltd.		250,000	1,004,356
Kweichow Moutai Co. Ltd.		21,975	2,331,446
Wuliangye Yibin Co. Ltd.		29,930	295,576
			3,631,378

Biotechnology	5.1%
Chongqing Zhifei Biological Products Co. Ltd.		319,932	2,276,527
Hualan Biological Engineering, Inc.*		289,895	1,596,811
Shanghai Haohai Biological Technology Co. Ltd.		100,000	682,770
			4,556,108

Commercial Service & Supply	1.0%
A-Living Services Co. Ltd.*		600,000	931,991

Communications Equipment	0.7%
Yangtze Optical Fibre and Cable Joint Stock Ltd.*		210,000	653,199

Construction Materials	2.5%
China Resources Cement Hldgs. Ltd.		1,900,000	2,211,052

Diversified Consumer Services	4.7%
China New Higher Education Group Ltd.		2,100,000	1,445,889
New Oriental Education & Technology Group, Inc. ADS*		34,000	2,516,340
TAL Education Group ADS*		10,000	257,100
			4,219,329

Diversified Telecommunication Services	1.2%
China Tower Corp. Ltd.*		7,500,000	1,092,177

Electronic Equipment, Instruments & Components	2.9%
Hangzhou Hikvision Digital Technology Co. Ltd.		94,845	396,164
Sunny Optical Technology Group Co. Ltd.		190,000	2,191,636
			2,587,800

Energy Equipment & Services	1.6%
Anton Oilfield Services Group*		5,500,000	913,341
SPT Energy Group Inc.*		5,500,000	533,953
			1,447,294

Food Products	1.5%
Health & Happiness International Hldgs. Ltd.*		220,000	1,320,832

Healthcare Providers & Services	1.7%
Huadong Medicine Co. Ltd.		69,151	421,905
Shanghai Pharmaceuticals Hldg. Co. Ltd.		450,000	1,124,368
			1,546,273

Hotels, Restaurants & Leisure	3.1%
China International Travel Service Corp. Ltd.		219,978	2,174,651
Galaxy Entertainment Group Ltd.		100,000	634,229
			2,808,880

Household Durables	1.0%
Gree Electric Appliances Inc. of Zhuhai*		79,921	466,940
Midea Group Co. Ltd.		79,842	467,638
			934,578

Independent Power Producers & Energy Traders	2.6%
Canvest Environmental Protection Group Co. Ltd.		1,100,000	571,892
China Everbright Greentech Ltd.		500,000	426,652
China Longyuan Power Group Corp. Ltd.		1,600,000	1,344,847
			2,343,391

Insurance	2.0%
China Pacific Insurance Group Co. Ltd.		110,000	424,352
China Taiping Insurance Hldgs. Co. Ltd.		400,000	1,402,585
			1,826,937

Internet Software & Services	17.5%
58.com, Inc.*		18,000	1,324,800
Alibaba Group Hldg. Ltd. ADS*		34,000	5,601,840
Autohome, Inc.*		14,000	1,083,740
Baidu, Inc.*		2,000	457,360
Baozun, Inc.*		35,000	1,700,300
Momo, Inc.*		35,000	1,533,000
Tencent Hldgs. Ltd.		91,000	3,756,987
			15,458,027

Information Technology Services	2.9%
51Job, Inc.*		7,000	538,930
Chinasoft International Ltd.		900,000	600,123
GDS Hldgs. Ltd.*		40,000	1,405,200
			2,544,253

Machinery	1.7%
CRRC Corp. Ltd.*		1,700,000	1,552,680

Metals & Mining	1.6%
China Oriental Group Co. Ltd.		1,800,000	1,453,171

Oil, Gas & Consumable Fuels	2.1%
Kunlun Energy Co. Ltd.*		1,600,000	1,861,939

Pharmaceuticals	9.7%
CSPC Pharmaceuticals Group Ltd.		1,200,000	2,547,647
Jiangsu Hengrui Medicine Co. Ltd.		254,568	2,349,369
United Laboratories International Hldgs. Ltd.		2,300,000	2,038,986
Yichang HEC ChangJiang Pharmaceutical Co. Ltd.		397,000	1,650,701
			8,586,703

Real Estate Management & Development	3.0%
China Jinmao Hldgs. Group Ltd.		2,800,000	1,273,313
China Overseas Property Hldgs. Ltd.		1,500,000	431,123
Shimao Property Hldgs. Ltd.		400,000	997,394
			2,701,830

Software	1.1%
Kingdee International Software Group Co. Ltd.		900,000	979,511

Textiles, Apparel & Luxury Goods	7.4%
ANTA Sports Products Ltd.		240,000	1,151,192
JNBY Design Ltd.		750,000	1,329,774
Li Ning Co. Ltd.*		1,000,000	945,276
Shenzhou International Group Hldgs. Ltd.		240,000	3,078,024
			6,504,266

Transportation Infrastructure	2.5%
Shanghai International Airport Co. Ltd.		259,960	2,220,424

Utilities - Gas	1.2%
ENN Energy Hldgs. Ltd.		120,000	1,042,359

Total Equities
(Cost: $62,199,818)			$77,315,294

Total Investments	86.7%
(Cost: $62,199,818)			$77,315,294

Other Assets Less Liabilities	13.3%		11,889,632
Net Assets - 100% (Equivalent to $13.92 per Investor Class Share based on 5,508,338 Investor Class Shares outstanding and $13.92 per Institutional Class Share based on 901,641 Institutional Class Shares outstanding)			$89,204,926

Cost of investments is $62,466,221 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$18,385,749
Gross unrealized depreciation			(3,536,676)
Net unrealized appreciation			$14,849,073

* Non-income producing security during the period ended September 30, 2018

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People's Republic of China and Hong Kong)	86.7%

Oberweis International Opportunities Fund

Schedule of Investments

September 30, 2018 (unaudited)

		Shares	Value
Equities	95.5%
Australia	9.1%
Afterpay Touch Group Ltd.*		1,085,800	$14,088,557
ALS Ltd.*		1,860,100	12,020,597
Altium Ltd.		581,600	11,494,104
Evolution Mining Ltd.		6,996,300	13,401,905
nearmap Ltd.*		2,966,800	3,699,386
NEXTDC Ltd.*		2,362,760	11,101,590
Webjet Ltd.		333,000	3,714,175
WiseTech Global Ltd.		280,400	4,477,401
			73,997,715

Canada	8.3%
Air Canada*		407,900	8,715,677
ATS Automation Tooling Systems, Inc.*		564,000	10,487,946
Colliers International Group, Inc.		91,900	7,118,212
Gibson Energy, Inc.		408,100	6,451,500
Martinrea International, Inc.		397,900	4,063,096
Parex Resources, Inc.*		285,447	4,850,632
Parkland Fuel Corp.		373,000	12,535,364
TFI International, Inc.		359,300	13,040,167
			67,262,594

China	6.0%
AK Medical Hldgs. Ltd.*		5,974,000	4,105,580
BOC Aviation Ltd.		441,100	3,420,210
Health & Happiness International Hldgs. Ltd.*		1,244,500	7,471,706
Kingdee International Software Group Co. Ltd.		7,484,000	8,145,174
SSY Group Ltd.		6,268,000	6,053,099
Wuxi Biologics Cayman, Inc.*		883,900	8,936,780
Yihai International Hldg. Ltd.*		4,566,000	10,382,045
			48,514,594

Denmark	4.8%
Ambu A/S*		52,000	1,249,218
GN Store Nord A/S*		122,700	5,977,491
Netcompany Group A/S*		222,900	8,016,612
Rockwool International A/S*		20,993	8,988,269
SimCorp A/S*		168,000	14,542,963
			38,774,553

France	5.2%
Edenred*		386,600	14,735,955
Rubis SCA		121,400	6,571,076
Teleperformance SE		109,200	20,602,578
			41,909,609

Germany	6.7%
Aurelius Equity Opportunities SE		226,023	11,961,138
Bechtle AG*		110,200	11,188,889
Grenke AG		89,000	10,612,214
Puma SE		21,927	10,819,662
S&T AG		338,900	9,923,439
			54,505,342

Hong Kong	0.3%
PC Partner Group Ltd.		4,420,000	2,185,044

Ireland	1.3%
Kingspan Group PLC		217,000	10,118,101

Israel	1.8%
SodaStream International Ltd.*		103,900	14,866,012

Japan	23.2%
Advantest Corp.		116,200	2,447,339
Aruhi Corp.		356,400	7,405,918
Fancl Corp.		180,100	8,844,904
Fuji Soft, Inc.*		240,000	12,145,749
House Do Co. Ltd.		241,600	5,201,141
Japan Investment Adviser Co. Ltd.		340,300	12,803,930
Jeol Ltd.		259,500	5,632,169
Krosaki Harima Corp.		100,700	7,763,880
Kusuri no Aoki Hldgs. Co. Ltd.*		170,800	13,604,471
Maeda Corp.		707,400	9,339,025
Maruwa Co. Ltd.		96,200	6,426,316
Net One Systems Co. Ltd.		584,500	14,033,762
NGK Spark Plug Co. Ltd.		386,500	11,259,593
Open House Co. Ltd.		109,200	5,382,151
Outsourcing, Inc.		694,500	10,189,504
Pigeon Corp.		64,500	3,633,163
Pressance Corp Co. Ltd.		343,400	4,391,482
SEC Carbon Ltd.		49,300	8,678,050
Systena Corp.		1,081,100	14,776,873
Taiyo Yuden Co. Ltd.		142,500	3,203,177
Toda Corp.*		1,100,800	7,944,517
UT Group Co. Ltd.*		217,000	7,744,543
Yokogawa Bridge Hldgs. Corp.		191,200	4,005,070
			186,856,727

Netherlands	2.8%
AMG Advanced Metallurgical Group NV		91,900	4,261,565
ASR Nederland NV		391,800	18,677,938
			22,939,503

Norway	1.6%
BW Offshore Ltd.*		766,200	6,081,550
Subsea 7 SA		456,148	6,747,950
			12,829,500
Spain	1.1%
Unicaja Banco SA		5,370,000	8,759,840

Sweden	6.1%
Evolution Gaming Group AB		183,300	13,065,750
Fabege AB*		820,100	11,362,954
Hansa Medical AB*		52,800	1,999,739
Securitas AB*		380,700	6,628,859
Swedish Orphan Biovitrum AB*		242,800	7,103,090
Tele2 AB		795,700	9,579,843
			49,740,235

Switzerland	2.6%
ams AG		38,300	2,140,960
Georg Fischer AG		6,287	7,110,831
Logitech International SA		269,100	12,026,417
			21,278,208

United Kingdom	14.6%
Burford Capital Ltd.		994,200	25,191,929
Fevertree Drinks PLC		250,091	11,761,318
GVC Hldgs. PLC		125,731	1,505,265
Halma PLC		149,900	2,823,325
Intermediate Capital Group PLC		1,227,500	17,439,716
John Wood Group PLC		415,600	4,179,835
Just Eat PLC*		372,100	3,250,540
Keywords Studios PLC		630,900	16,035,649
Learning Technologies Group PLC*		2,018,900	4,381,476
Nomad Foods Ltd.*		674,000	13,655,240
Ocado Group PLC*		293,300	3,437,635
Pagegroup PLC		1,474,400	10,992,659
Spirax-Sarco Engineering PLC*		33,500	3,187,565
			117,842,152

Total Equities
(Cost: $709,159,538)			$772,379,729

Total Investments	95.5%
(Cost: $709,159,538)			$772,379,729

Other Assets Less Liabilities	4.5%		36,559,693

Net Assets - 100% (Equivalent to $24.81 per Share based on 32,601,363 Shares outstanding)			$808,939,422

Cost of investments Is $711,761,471 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$91,120,467
Gross unrealized depreciation			(30,502,209)
Net unrealized appreciation			$60,618,258

* Non-income producing security during the period ended September 30, 2018

Sector Allocations (As A Percentage Of Net Assets)

Consumer Discretionary	9.3%
Consumer Staples	8.6%
Energy	5.0%
Financials	14.0%
Health Care	5.1%
Industrials	22.6%
Information Technology	22.9%
Materials	3.1%
Real Estate	2.9%
Telecommunications Service	1.2%
Utilities	0.8%

Oberweis Emerging Markets Fund

Schedule of Investments

September 30, 2018 (unaudited)

		Shares	Value
Equities	92.4%
Brazil	2.1%
IRB-Brasil Resseguros SA*		5,800	$95,432
Odontoprev SA		8,900	28,230
			123,662

Chile	1.1%
Geopark Ltd.*		3,200	65,280

China	26.0%
Asia Cement China Hldgs. Corp.*		74,000	76,284
Avichina Industry & Technology Co. Ltd.		188,000	123,918
Baozun, Inc.*		1,100	53,438
China Cyts Tours Hldg. Co. Ltd.		12,600	28,970
China Isotope & Radiation Corp.*		40,600	87,440
China Oriental Group Co. Ltd.		104,000	83,961
China Traditional Chinese Medicine Hldgs. Co. Ltd.		178,000	120,965
China Travel International Investment Hong Kong Ltd.		140,000	45,067
China Yongda Automobiles Services Hldgs. Ltd.		84,500	75,882
Chinasoft International Ltd.		112,000	74,682
Fu Shou Yuan International Group Ltd.		40,000	31,220
Health and Happiness International Hldgs. Ltd.*		13,000	78,049
Hua Hong Semiconductor Ltd.		40,000	86,148
Li Ning Co. Ltd.*		99,000	93,582
Xiabuxiabu Catering Management China Hldgs. Co. Ltd.		64,000	95,652
Yantai Jereh Oilfield Services Group Co. Ltd.*		30,700	97,178
Yichang Hec Changjiang Pharmaceutical Co. Ltd.		10,400	43,243
Yihai International Hldg. Ltd.*		40,000	90,951
Zhejiang Supor Co., Ltd.*		16,400	128,662
			1,515,292

Hong Kong	4.1%
Goodbaby International Hldgs. Ltd.		199,000	79,565
Nissin Foods Co. Ltd.		269,000	125,765
SPT Energy Group, Inc.*		330,000	32,037
			237,367
India	8.5%
Bajaj Corp. Ltd.*		9,700	55,157
Colgate-Palmolive India Ltd.*		5,191	77,443
Edelweiss Financial Services Ltd.*		15,700	41,042
Future Retail Ltd.*		13,514	86,902
Jubilant Foodworks Ltd.		5,830	98,903
L&T Technology Services Ltd.*		2,500	59,879
Sanofi India Ltd.*		623	54,182
Sundram Fasteners Ltd.*		3,100	24,838
			498,346
Indonesia	3.0%
PT Ace Hardware Indonesia Tbk*		643,000	62,136
PT Industri Jamu Dan Farmasi Sido Muncul Tbk		949,600	53,529
PT Mitra Adiperkasa Tbk		1,100,500	60,928
			176,593
Malaysia	1.2%
My E.G. Services Bhd*		168,200	71,125

Mexico	5.9%
Alsea, S.A.B. De CV*		18,000	61,241
Gruma, S.A.B. De CV		4,840	61,875
Grupo Herdez, S.A.B. De CV*		19,200	43,429
Grupo Lala, S.A.B. De CV*		53,100	60,721
Prologis Property Mexico SA De CV		30,200	61,000
Telesites, S.A.B De CV*		73,700	58,168
			346,434
Singapore	0.5%
Sea Ltd.*		2,000	27,660

South Africa	2.7%
Adcock Ingram Hldgs. Ltd.		12,100	53,786
African Oxygen Ltd.*		25,100	53,248
Clicks Group Ltd.		4,072	50,391
			157,425

South Korea	21.1%
AfreecaTV Co. Ltd.*		3,679	118,736
Cafe24 Corp.*		887	119,626
Cell Biotech Co. Ltd.*		929	30,485
Cj Logistics Corp.*		997	142,011
Cosmax, Inc.*		420	59,446
Douzon Bizon Co. Ltd.*		3,130	172,407
Fila Korea Ltd.*		2,960	119,814
Haimarrow Food Service Co. Ltd.*		21,800	56,797
Koh Young Technology, Inc.*		1,262	124,010
Nice Information Service Co. Ltd.*		6,548	60,802
Posco Chemtech Co. Ltd.*		1,621	106,678
Shinsegae, Inc.*		359	117,320
			1,228,132

Taiwan	13.1%
Airtac International Group		5,000	48,963
Aspeed Technology, Inc.		4,000	79,914
Chroma Ate, Inc.		21,000	100,760
Ennoconn Corp.		7,000	64,078
Hiwin Technologies Corp.		5,120	42,341
Innodisk Corp.		16,413	63,701
Novatek Microelectronics Corp.		18,000	89,018
Sinbon Electronics Co. Ltd.		20,000	55,808
Taimed Biologics, Inc.*		7,000	43,216
Taiwan Family Mart Co. Ltd.*		9,000	63,079
Tci Co. Ltd.		3,746	60,240
Wei Chuan Foods Corp.*		72,000	52,704
			763,822

Thailand	2.6%
Bangkok Chain Hospital PCL*		46,900	30,165
Mega Lifesciences PCL		105,500	121,517
			151,682

United Kingdom	0.5%
Stock Spirits Group PLC		11,228	28,831

Total Equities
(Cost: $5,776,974)			$5,391,651

Exchange Traded Funds	0.9%
iShares MSCI India Small-Cap ETF		1,400	51,352

Total Exhange Traded Funds
(Cost: $67,663)			$51,352

Total Investments	93.3%
(Cost: $5,844,637)			$5,443,003

Other Assets Less Liabilities	6.7%		391,376

Net Assets - 100% (Equivalent to $8.60 per Investor Class Share based on 35,471 Investor Class Shares outstanding and $8.61 per Institutional Class Share based on 642,356 Institutional Class Shares outstanding)			$5,834,379

Cost of investments is $5,865,470 for federal income tax purposes and net unrealized depreciation consists of:

Gross unrealized appreciation			$196,703
Gross unrealized depreciation			(619,170)
Net unrealized depreciation			$(422,467)

* Non-income producing security during the period ended September 30, 2018

Sector Allocations (As a Percentage of Net Assets)

Communication Services	1.5%
Consumer Discretionary	21.8%
Consumer Staples	16.5%
Energy	3.3%
Financials	2.3%
Health Care	10.5%
Industrials	8.2%
Information Technology	21.8%
Materials	5.5%
Others	0.9%
Real Estate	1.0%

Oberweis International Opportunities Institutional Fund

Schedule of Investments

September 30, 2018 (unaudited)

		Shares	Value
Equities	91.7%
Australia	9.0%
Afterpay Touch Group Ltd.*		1,406,500	$18,249,729
ALS Ltd.*		2,417,000	15,619,474
Altium Ltd.		757,300	14,966,446
Evolution Mining Ltd.		9,091,100	17,414,641
nearmap Ltd.*		3,742,889	4,667,113
NEXTDC Ltd.*		2,978,100	13,992,808
Webjet Ltd.		418,500	4,667,815
WiseTech Global Ltd.		352,400	5,627,090
			95,205,116

Canada	8.2%
Air Canada*		512,500	10,950,685
ATS Automation Tooling Systems, Inc.*		733,900	13,647,347
Colliers International Group, Inc.		119,300	9,240,509
Gibson Energy, Inc.		530,300	8,383,313
Martinrea International, Inc.		496,600	5,070,956
Parex Resources, Inc.*		357,700	6,078,435
Parkland Fuel Corp.		485,500	16,316,138
TFI International, Inc.		466,900	16,945,322
			86,632,705

China	5.7%
AK Medical Hldgs. Ltd.*		7,730,000	5,312,375
BOC Aviation Ltd.		552,700	4,285,536
Health & Happiness International Hldgs. Ltd.*		1,478,500	8,876,590
Kingdee International Software Group Co. Ltd.		9,368,000	10,195,616
SSY Group Ltd.		7,590,000	7,329,774
Wuxi Biologics Cayman, Inc.*		1,062,900	10,746,581
Yihai International Hldg. Ltd.*		5,910,000	13,437,995
			60,184,467

Denmark	4.6%
Ambu A/S*		65,300	1,568,729
GN Store Nord A/S*		145,700	7,097,967
Netcompany Group A/S*		280,209	10,077,734
Rockwool International A/S*		26,157	11,199,264
SimCorp A/S*		210,900	18,256,613
			48,200,307

France	4.9%
Edenred*		468,400	17,853,909
Rubis SCA		140,709	7,616,224
Teleperformance SE		137,400	25,923,023
			51,393,156

Germany	6.3%
Aurelius Equity Opportunities SE		273,800	14,489,497
Bechtle AG*		137,800	13,991,188
Grenke AG		104,680	12,481,872
Puma SE		26,349	13,001,654
S&T AG		420,300	12,306,938
			66,271,149

Hong Kong	0.2%
PC Partner Group Ltd.		5,174,000	2,557,787

Ireland	1.2%
Kingspan Group PLC		273,100	12,733,886

Israel	1.7%
SodaStream International Ltd.*		126,700	18,128,236

Japan	22.2%
Advantest Corp.		137,200	2,889,629
Aruhi Corp.		449,000	9,330,127
Fancl Corp.		226,200	11,108,924
Fuji Soft, Inc.*		301,400	15,253,036
House Do Co. Ltd.		292,600	6,299,064
Japan Investment Adviser Co. Ltd.		412,100	15,505,435
Jeol Ltd.		314,500	6,825,885
Krosaki Harima Corp.		126,800	9,776,166
Kusuri no Aoki Hldgs. Co. Ltd.*		222,000	17,682,626
Maeda Corp.		891,200	11,765,534
Maruwa Co. Ltd.		121,100	8,089,676
Net One Systems Co. Ltd.		761,000	18,271,502
NGK Spark Plug Co. Ltd.		457,500	13,327,979
Open House Co. Ltd.		140,600	6,929,766
Outsourcing, Inc.		906,800	13,304,309
Pigeon Corp.		75,600	4,258,405
Pressance Corp Co. Ltd.		434,400	5,555,212
SEC Carbon Ltd.		62,100	10,931,174
Systena Corp.		1,308,900	17,890,527
Taiyo Yuden Co. Ltd.		177,300	3,985,427
Toda Corp.*		1,333,000	9,620,313
UT Group Co. Ltd.*		283,400	10,114,302
Yokogawa Bridge Hldgs. Corp.		241,300	5,054,515
			233,769,533

Netherlands	2.8%
AMG Advanced Metallurgical Group NV		118,293	5,485,455
ASR Nederland NV		509,128	24,271,213
			29,756,668

Norway	1.6%
BW Offshore Ltd.*		995,600	7,902,364
Subsea 7 SA		572,900	8,475,102
			16,377,466

Spain	1.0%
Unicaja Banco SA		6,502,300	10,606,910

Sweden	5.9%
Evolution Gaming Group AB		230,806	16,452,011
Fabege AB*		1,067,200	14,786,665
Hansa Medical AB*		69,247	2,622,650
Securitas AB*		461,447	8,034,850
Swedish Orphan Biovitrum AB*		291,800	8,536,580
Tele2 AB		939,035	11,305,527
			61,738,283

Switzerland	2.4%
ams AG		46,223	2,583,853
Georg Fischer AG		7,247	8,196,627
Logitech International SA		317,333	14,182,011
			24,962,491

United Kingdom	14.0%
Burford Capital Ltd.		1,248,667	31,639,842
Fevertree Drinks PLC		301,200	14,164,880
GVC Hldgs. PLC		163,568	1,958,253
Halma PLC		174,225	3,281,480
Intermediate Capital Group PLC		1,595,057	22,661,785
John Wood Group PLC		522,200	5,251,949
Just Eat PLC*		483,000	4,219,325
Keywords Studios PLC		786,800	19,998,175
Learning Technologies Group PLC*		2,634,585	5,717,654
Nomad Foods Ltd.*		874,905	17,725,575
Ocado Group PLC*		344,800	4,041,243
Pagegroup PLC		1,770,500	13,200,287
Spirax-Sarco Engineering PLC*		40,738	3,876,270
			147,736,718

Total Equities
(Cost: $890,953,067)			$966,254,878

Commercial Paper	2.4%	Face Amount	Value
Prudential Financial
2.00% 10/02/2018		25,000,000	25,000,000

Total Commercial Paper
(Cost: $25,000,000)			$25,000,000

Total Investments	94.1%
(Cost: $915,953,067)			$991,254,878

Other Assets Less Liabilities	5.9%		62,536,441

Net Assets - 100% (Equivalent to $12.49 per share based on 84,399,083 shares outstanding)			$1,053,791,319

Cost of investments Is $919,231,785 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$109,881,954
Gross unrealized depreciation			(37,858,861)
Net unrealized appreciation			$72,023,093

* Non-income producing security during the period ended September 30, 2018

Sector Allocations (As A Percentage Of Net Assets)

Consumer Discretionary	8.8%
Consumer Staples	8.3%
Energy	5.0%
Financials	13.4%
Health Care	4.7%
Industrials	21.6%
Information Technology	22.1%
Materials	3.1%
Real Estate	2.9%
Telecommunications Service	1.1%
Utilities	0.7%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2018:

	Micro-Cap Fund	Small-Cap Opportunities Fund	Small-Cap Value Fund
Level 1 – Equities	$102,710,787	$12,870,830	$32,821,797
REITs	-	-	4,616,474
Total Level 1	102,710,787	12,870,830	37,438,271
Level 2	-	-	-
Level 3	-	-	-
Total Investments	$102,710,787	$12,870,830	$37,438,271

	Global Opportunities Fund	Emerging Markets Fund	China Opportunities Fund
Level 1 - Equities
Total Asia	$13,283,241	$4,670,019	$77,315,294
Total Africa		157,425	-
Total Australia	717,533	-	-
Total Europe	11,710,156	28,831	-
Total North America	26,240,988	346,434	-
Total South America	-	188,942	-
Exchange Traded Fund	-	51,352	-
Total Level 1	51,951,918	5,443,003	77,315,294
Level 2	-	-	-
Level 3	-	-	-
Total Investments	$51,951,918	5,443,003	$77,315,294

	International Opportunities Fund	International Opportunities Institutional Fund
Level 1 – Equites
Total Asia	$252,422,377	$314,640,023
Total Australia	73,997,715	95,205,116
Total Europe	378,697,043	469,777,034
Total North America	67,262,594	86,632,705
Total Level 1	772,379,729	966,254,878
Level 2 – Equities
Total Commercial Paper	-	25,000,000
Total Level 2	-	25,000,000
Level 3	-	-
Total Investments	$772,379,729	$991,254,878

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2. For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year end.

Significant transfers between Levels 1 and 2 included securities $25,000,000 at September 30, 2018 for the International Opportunities Institutional Fund. These changes were primarily the result of the purchase or maturity of commercial paper.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	November 29, 2018

By:	/s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date:	November 29, 2018